Restatement of Previously Issued Financial Statements (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Condensed Financial Information Disclosure [Abstract]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 5,000,000
Minimum Tangible Assets For Business Combination	5,000,001
Shares Subject To Mandatory Non Redemption Settlement Terms Maximum Amount	$ 5,000,000